VARIABLE INTEREST ENTITIES - Schedule of Variable Interest Entities (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Variable Interest Entity [Line Items]
Unfunded Commitments	$ 55,600	$ 69,000
Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
Fair Value of Investment	566,318	541,531
Unfunded Commitments	55,631	69,019
Maximum Exposure	621,949	610,550
Other VIE’s | Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
Fair Value of Investment	206,738	143,145
Unfunded Commitments	12,294	12,294
Maximum Exposure	$ 219,032	155,439
Galaxy Digital Holdings, LP
Variable Interest Entity [Line Items]
Unfunded Commitments		69,000	$ 61,000
Galaxy Digital Holdings, LP | Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
Fair Value of Investment		541,531	342,247
Unfunded Commitments		69,019	61,014
Maximum Exposure		610,550	403,261
Galaxy Digital Holdings, LP | Non-Consolidated Sponsored Investment Funds | Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
Fair Value of Investment		398,386	187,605
Unfunded Commitments		56,725	48,550
Maximum Exposure		455,111	236,155
Galaxy Digital Holdings, LP | Other VIE’s | Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
Fair Value of Investment		143,145	154,642
Unfunded Commitments		12,294	12,464
Maximum Exposure		$ 155,439	$ 167,106